Mortgages and Notes Payable (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Derivative	Dec. 31, 2012 Derivative
Short And Long Term Debt [Line Items]
Total outstanding note balance		$ 7.9
Number of extension options under note agreements	2	2
Duration of extension options under note agreements	1 year	1 year
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.90% notes, balloons due 2012
Short And Long Term Debt [Line Items]
Default interest rate		9.90%